Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Summary of Assets Acquired and Liabilities Assumed at their Preliminary Estimated Acquisition Date Fair Value	The following table represents the allocation of the purchase consideration among Maestro’s assets acquired and liabilities assumed at their acquisition-date fair values:
	December 31, 2022	Adjustment	December 31, 2023
Purchase Price
Purchase Price	$19,900,000		$19,900,000

Purchase Price Allocation
Cash	$17,081,602		$17,081,602
Restricted cash	16,306,547		16,306,547
Accounts receivable	321,198		321,198
Unbilled receivable	646,189		646,189
Prepaid expenses and other current assets	1,751,371		1,751,371
Property and equipment	921,680	(159,920)	761,760
Operating lease - right of use assets	2,555,375		2,555,375
Goodwill	3,454,143	198,140	3,652,283
Trademarks	800,000		800,000
Customer relationships	840,000		840,000
Security deposits	1,240,889		1,240,889
Account payable	(150,328)		(150,328)
Accrued expenses	(4,554,280)	(38,220)	(4,592,500)
Accrued fiduciary obligations	(16,306,547)		(16,306,547)
Operating lease liabilities	(4,816,490)		(4,816,490)
Deferred revenue	(191,349)		(191,349)
Total fair value of net assets acquired and liabilities assumed	$19,900,000	$—	$19,900,000

Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods	The following table summarizes the estimated fair values of Maestro’s identifiable intangible assets, their estimated useful lives and expected amortization periods:
		Useful
	Acquisition	Life in
	Fair Value	Years
Trademarks	$800,000	5 Years
Customer relationships	840,000	5 Years

Summary of Unaudited Pro Forma Information	The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2022:
Year Ended December 31, 2022
(pro forma)
Revenue	$40,406,192
Net loss	(39,774,661)